Liquidity (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Private Placing Memorandum [Abstarct]
Net loss	$ (2,561,507)	$ (15,134,485)
Accumulated deficit	(2,547,462)	(17,379,185)
Net operation cash outflow	$ (5,782,695)	(10,035,531)
Unrestricted cash		$ 7,000,000